SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Sep. 30, 2022
Leasehold improvements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment estimated useful lives	Shorter of the useful lives or the lease term
Maximum | Plant and building
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	40 years
Maximum | Machinery and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	15 years
Maximum | Furniture and office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	8 years
Maximum | Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	10 years
Minimum | Plant and building
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	20 years
Minimum | Machinery and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	10 years
Minimum | Furniture and office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	5 years
Minimum | Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	5 years